INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Summary of income tax payables	Current income tax payable consisted of the following items as of December 31:

	2020	2019

Current tax payable	30	36
Uncertain tax provisions	145	66
Total income tax payable	175	102

Summary of income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2020	2019	2018

Current income taxes
Current year	404	495	477
Adjustments in respect of previous years	(1)	5	9
Total current income taxes	403	500	486

Deferred income taxes
Movement of temporary differences and losses	(72)	(36)	(152)
Changes in tax rates	—	(1)	6
Changes in recognized deferred tax assets	2	39	—
Adjustments in respect of previous years	9	3	28
Other	—	(7)	1
Total deferred tax expense / (benefit)	(61)	(2)	(117)

Income tax expense	342	498	369

Summary of reconciliation between statutory and effective income tax
The table below outlines the reconciliation between the statutory tax rate in the Netherlands (25%) and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2020	2019	2018	Explanatory notes

Profit / (loss) before tax from continuing operations	26	1,181	(248)
Income tax benefit / (expense) at statutory tax rate (25%)	(7)	(295)	62

Difference due to the effects of:
Different tax rates in different jurisdictions	(28)	20	89	Certain jurisdictions in which VEON operates have income tax rates which are different to the Dutch statutory tax rate of 25%. Profitability in countries with higher tax rates (including Pakistan, Algeria and Bangladesh) has a negative impact on the effective tax rate.
Non-deductible expenses	(210)	(90)	(120)	The Group incurs certain expenses which are non-deductible in the relevant jurisdiction. In 2020, as in previous years, such expenses include impairment losses (unless resulting in a change in temporary differences), certain non-income tax charges (i.e. minimum tax regimes) and some intra-group expenses (i.e. interest on internal loans).
Non-taxable income	37	5	49
The Group earns certain income which is non-taxable in the relevant jurisdiction. In 2020, non-taxable income included the revaluation of contingent consideration liability, as well as a gain relating to the settlement in connection with the dispute concerning the sale of Telecel Globe Limited. For further details, refer to Note 15 and Note 7, respectively.

Adjustments in respect of previous years	(3)	(49)	(39)	The effect of prior year adjustments mainly relates to updated tax positions.
Movements in (un)recognized deferred tax assets	(89)	(13)	(354)
Movements in (un)recognized deferred tax assets are primarily caused by tax losses and other credits for which no deferred tax asset has been recognized. This primarily occurs in holding entities in the Netherlands (2020: US$101, 2019: US$42, 2018: US$147) and in GTH (2020: nil, 2019: US$43, 2018: US$213.

Withholding taxes	(56)	(50)	45	Withholding taxes are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future. In 2020, similar to previous years, expenses relating to withholding taxes were primarily influenced by dividends expected from Russia, Algeria and Pakistan.
Uncertain tax positions	(1)	6	(17)	The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Source of estimation uncertainty’ below). Movements in uncertain tax positions stem from such uncertainties. The impact of movements in uncertain tax positions is presented net of any corresponding deferred tax assets recognized.
Change in income tax rate	—	1	(6)	Changes in tax rates impact the valuation of existing temporary differences. The nominal tax rates did not change in our operating jurisdictions in 2020. Nominal tax rate changes occurred in Pakistan in 2019 and 2018 and Uzbekistan in 2018.
Other	15	(33)	(78)
In 2019, the Group recorded an increase in income tax liabilities of US$29 as a result of the settlement with the Egyptian Tax Authority for outstanding tax liabilities for GTH. Refer to Note 7 for further details.

Income tax benefit / (expense)	(342)	(498)	(369)

Effective tax rate	1,315.4%	42.2%	-148.8%

Schedule of deferred tax assets and liabilities in the statement of financial position
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2020	2019

Deferred tax assets	186	134
Deferred tax liabilities	(127)	(141)

Net deferred tax position	59	(7)

Summary of movements of deferred tax assets and liabilities
The following table shows the movements of net deferred tax positions in 2020:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(288)	(23)	37	(274)
Intangible assets	(38)	19	5	(14)
Trade receivables	47	1	(5)	43
Provisions	31	1	(4)	28
Accounts payable	156	7	(23)	140

Withholding tax on undistributed earnings	(52)	(8)	—	(60)

Tax losses and other balances carried forwards	2,026	113	82	2,221
Non-recognized deferred tax assets	(1,894)	(46)	(85)	(2,025)

Other	5	(3)	(2)	—

Net deferred tax positions	(7)	61	5	59

The following table shows the movements of net deferred tax positions in 2019:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(275)	5	(18)	(288)
Intangible assets	(60)	22	—	(38)
Trade receivables	32	16	(1)	47
Provisions	30	2	(1)	31
Accounts payable	113	11	32	156

Withholding tax on undistributed earnings	(50)	(2)	—	(52)

Tax losses and other balances carried forwards	2,173	(68)	(79)	2,026
Non-recognized deferred tax assets	(1,955)	—	61	(1,894)

Other	9	12	(16)	5

Net deferred tax positions	17	(2)	(22)	(7)

Summary of amount and expiry date of deductible temporary differences, unused tax losses and other carry forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2020	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	(107)	—	(172)	(279)
Recognized DTA	—	27	—	49	76

Non-recognized losses	(1,546)	(1,006)	—	(6,660)	(9,212)
Non-recognized DTA	387	252	—	1,272	1,911

Other credits carried forwards expiry
Recognized credits	(19)	(102)	—	—	(121)
Recognized DTA	19	102	—	—	121

Non-recognized credits	—	—	—	(492)	(492)
Non-recognized DTA	—	—	—	115	115

As of December 31, 2019	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	—	(280)	(280)
Recognized DTA	—	—	—	73	73

Non-recognized losses	(1,292)	(1,645)	—	(6,486)	(9,423)
Non-recognized DTA	279	357	—	1,258	1,894

Other credits carried forwards expiry
Recognized credits	(13)	(46)	—	—	(59)
Recognized DTA	13	46	—	—	59

Non-recognized credits	—	—	—	(143)	(143)
Non-recognized DTA	—	—	—	31	31